February 25, 2005



U.S. Securities and Exchange Commission 450 Fifth Street N.W.
Washington, DC 20549




RE: VANGUARD MUNICIPAL BOND FUNDS (THE TRUST)
    FILE NO. 2-57689
--------------------------------------------------------------------------------

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information withh respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.




Sincerely,
The Vanguard Group, Inc.




Judith L. Gaines

Associate Counsel